Personnel expenses	12 Months Ended
Dec. 31, 2023
Personnel Expenses [Abstract]
Personnel expenses

5. Personnel expenses

	2023	2022	2021
	€	€	€
Wages and salaries	(18,746,645)	(13,408,411)	(6,080,098)
Pension charges	(1,156,028)	(803,460)	(251,667)
Other social security charges	(1,880,767)	(1,258,275)	(493,857)
Share-based payments	(10,663,226)	(11,349,200)	(8,196,387)
	(32,446,666)	(26,819,346)	(15,022,010)

The number of staff (in FTEs) employed by the Group at December 31, 2023 was 82 (2022: 65; 2021: 34).